OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

at December 31	2018	2017
(millions of Canadian $)

Fair value of derivative contracts (Note 24)	737	332
Contract assets (Note 5)	159	—
Regulatory assets (Note 10)	83	23
Cash provided as collateral	55	99
Prepaid expenses	41	109
Other	105	128
	1,180	691